Other Expenses - Summary of Other Miscellaneous Operating Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cost And Expenses By Nature [Abstract]
Other supplies and services	$ (17,064,008)	$ (23,962,717)	$ (16,365,050)
Professional, outsourced and other services	(58,622,123)	(55,571,694)	(43,006,875)
Repairs and maintenance	(13,999,283)	(11,030,522)	(14,034,924)
Indemnities and fines	(776,011)	(3,046,557)	(1,754,069)
Taxes and charges	(5,105,235)	(4,972,995)	(7,406,215)
Insurance premiums	(13,277,718)	(17,148,278)	(15,942,047)
Leases and rental costs	(2,969,436)	(3,250,503)	(10,098,166)
Marketing, public relations and advertising	(2,501,027)	(3,736,414)	(3,166,181)
Written-off Huechún and Chillán projects		(36,480,223)
Written-off projects in progress	(25,105,911)
Other supplies	(11,188,148)	(6,132,681)	(6,041,038)
Travel expenses	(3,445,944)	(3,190,662)	(4,103,471)
Environmental expenses	(7,769,230)	(2,245,891)	(3,939,361)
Total	$ (161,824,074)	$ (170,769,137)	$ (125,857,397)